Business Segment Data (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note 11 –  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company evaluates segment performance and allocates resources based upon operating income. The Company’s operations are managed in three reportable business segments.  The Digital Display Division comprises two operating segments: Digital display sales and Digital display lease and maintenance.  Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States.  The Company also has operations in Canada.  The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.  The Real estate rentals segment owns and operates an income-producing property.  Segment operating (loss) income is shown after cost of revenues and general and administrative expenses directly associated with the segment.  Corporate general and administrative items relate to costs that are not directly identifiable with a segment.  There are no intersegment sales.

Foreign revenues represent less than 10% of the Company’s revenues and therefore are not separately disclosed.  The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells.  The foreign operation operates similarly to the domestic operation and has similar profit margins.  Foreign assets are immaterial.

Information about the Company’s continuing operations in its three business segments for the three and nine months ended September 30, 2012 and 2011 is as follows:

	Three Months Ended September 30		Nine Months Ended September 30
In thousands	2012	2011	2012	2011
Revenues:
Digital display sales	$ 4,250	$ 5,185	$13,101	$11,152
Digital display lease and maintenance	1,671	1,908	5,261	5,903
Real estate rentals	5	24	36	69
Total revenues	$ 5,926	$ 7,117	$18,398	$17,124
Operating (loss) income:
Digital display sales	$ (67)	$(1,004)	$(1,577)	$(2,402)
Digital display lease and maintenance	88	(39)	456	238
Real estate rentals	(14)	(42)	(40)	(36)
Corporate general and administrative expenses	(1,063)	(418)	(2,575)	(1,866)
Total operating loss	(1,056)	(1,503)	(3,736)	(4,066)
Interest expense, net	(120)	(416)	(307)	(1,140)
Gain on debt extinguishment	-	-	60	-
Change in warrant liabilities	1,379	-	3,276	-
Income (loss) from continuing operations before income taxes	203	(1,919)	(707)	(5,206)
Income tax expense	(7)	(7)	(21)	(21)
Income (loss) from continuing operations	$ 196	$(1,926)	$ (728)	$(5,227)

19.  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company evaluates segment performance and allocates resources based upon operating income.  The Company’s operations are managed in three reportable business segments.  The Digital Display Division comprises two operating segments: Digital display sales and Digital display lease and maintenance.  Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States.  The Company also has operations in Canada.  The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.  The Real estate rentals segment owns and operates an income-producing property.  Segment operating (loss) income is shown after cost of revenues and sales, general and administrative expenses directly associated with the segment.  Corporate general and administrative items relate to costs that are not directly identifiable with a segment.  There are no intersegment sales.

Foreign revenues represent less than 10% for 2011 and 11% for 2010 of the Company’s revenues and are presented in the following table.  The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells.  The foreign operation operates similarly to the domestic operation and has similar profit margins.  Foreign assets are immaterial.

Information about the Company’s continuing operations in its three business segments for the two years ended December 31, 2011 and as of December 31, 2011 and 2010 is as follows:

In thousands	2011	2010
Revenues:
Digital display sales	$ 15,990	$ 15,515
Digital display lease & maintenance	7,767	8,561
Real estate rentals	92	231
Total revenues	$ 23,849	$ 24,307
Operating (loss) income:
Digital display sales	$ (3,003)	$ (2,529)
Digital display lease & maintenance	215	83
Real estate rentals	(39)	165
Corporate general and administrative expenses	(2,134)	(3,245)
Total operating loss	(4,961)	(5,526)
Interest expense, net	(1,382)	(1,591)
Gain on debt extinguishment	8,796	-
Change in warrant liabilities	(3,655)	-
Loss from continuing operations before income taxes	(1,202)	(7,117)
Income tax benefit	8	19
Net loss from continuing operations	$ (1,194)	$ (7,098)

In thousands	2011	2010
Assets:
Digital display sales	$ 7,460	$ 8,875
Digital display lease & maintenance	17,386	22,394
Real estate rentals	802	849
Discontinued operations	702	926
Total identifiable assets	26,350	33,044
General corporate	1,109	398
Total assets	$ 27,459	$ 33,442
Depreciation and amortization:
Digital display sales	$ 179	$ 187
Digital display lease & maintenance	4,302	4,945
Real estate rentals	68	43
General corporate	66	128
Total depreciation and amortization	$ 4,615	$ 5,303
Capital expenditures:
Digital display sales	$ 37	$ 85
Digital display lease & maintenance	430	1,329
Real estate rentals	-	-
General corporate	5	11
Total capital expenditures	$ 472	$ 1,425
Geographic revenues:
United States	$ 21,630	$ 21,578
Canada	1,619	1,769
Elsewhere	600	960
Total revenues	$ 23,849	$ 24,307